Employee Benefit Plans - Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic pension benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.35%	4.48%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4,177)	$ (4,460)
Service cost	0	(30)	$ (58)
Interest cost	(182)	(170)	(180)
Employee contributions	0	0
Amendments	0	0
Actuarial gain (loss)	(106)	178
Divestitures	0	0
Curtailments	0	94
Special termination benefits	0	0
Benefits paid	191	211
Benefit obligation at end of period	(4,274)	(4,177)	(4,460)
Change in fair value of plan assets
Fair value at beginning of period	4,689	4,942
Actual return on plan assets	387	(61)
Employer contributions	21	19
Employee contributions	0	0
Acquisitions (divestitures)	0	0
Benefit payments	(191)	(211)
Fair value at end of period	4,906	4,689	4,942
Funded status at end of period	632	512
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	1,656	1,678
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,656	$ 1,678
Foreign pension benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.53%	3.45%
Rate of compensation increase	3.60%	3.51%
Change in benefit obligation
Benefit obligation at beginning of period	$ (1,147)	$ (1,177)
Service cost	(29)	(32)	(33)
Interest cost	(36)	(38)	(43)
Employee contributions	(1)	(1)
Amendments	0	0
Actuarial gain (loss)	(221)	(1)
Divestitures	0	12
Curtailments	0	0
Special termination benefits	0	0
Benefits paid	23	17
Foreign exchange adjustment	163	73
Benefit obligation at end of period	(1,248)	(1,147)	(1,177)
Change in fair value of plan assets
Fair value at beginning of period	1,014	997
Actual return on plan assets	162	40
Employer contributions	87	51
Employee contributions	1	1
Acquisitions (divestitures)	0	1
Benefit payments	(23)	(17)
Foreign exchange adjustment	(151)	(59)
Fair value at end of period	1,090	1,014	997
Funded status at end of period	(158)	(133)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	461	368
Prior service cost (credit)	0	1
Total (before tax effects)	$ 461	$ 369
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.35%	4.48%
Rate of compensation increase	3.00%	3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (184)	$ (210)
Service cost	(1)	(1)
Interest cost	(8)	(8)
Employee contributions	0	0
Amendments	0	0
Actuarial gain (loss)	9	17
Divestitures	0	0
Curtailments	0	0
Special termination benefits	0	0
Benefits paid	15	18
Benefit obligation at end of period	(169)	(184)	(210)
Change in fair value of plan assets
Fair value at beginning of period	92	93
Actual return on plan assets	5	(1)
Employer contributions	15	18
Employee contributions	0	0
Acquisitions (divestitures)	0	0
Benefit payments	(15)	(18)
Fair value at end of period	97	92	93
Funded status at end of period	(72)	(92)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	96	111
Prior service cost (credit)	(59)	(69)
Total (before tax effects)	$ 37	$ 42
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.60%	3.60%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4)	$ (8)
Service cost	0	0	0
Interest cost	0	0	0
Employee contributions	0	0
Amendments	0	0
Actuarial gain (loss)	1	1
Divestitures	0	2
Curtailments	0	0
Special termination benefits	0	0
Benefits paid	0	0
Foreign exchange adjustment	1	1
Benefit obligation at end of period	(2)	(4)	(8)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Employee contributions	0	0
Acquisitions (divestitures)	0	0
Benefit payments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(2)	(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	(2)	(1)
Prior service cost (credit)	0	0
Total (before tax effects)	$ (2)	$ (1)